Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$ 4,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%, 05/15/30 ........... $ 3,734,713
New Jersey — 0.1%
1,750,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.48%, 01/01/28 ........... 1,534,110
Pennsylvania — 0.3%
5,000,000 Pennsylvania State University
Refunding Revenue Bonds, Series
D,
1.65%, 09/01/25 ........... 4,714,186
Total Municipal Bonds
(Cost $11,250,000)
9,983,009
CORPORATE BONDS — 25.8%
Banks — 5.8%
4,000,000 Banco Santander SA,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.450%),
0.70%, 06/30/24(a) ......... 3,916,280
5,470,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1.73%, 07/22/27(a) ......... 4,894,801
5,000,000 Bank of America Corp. GMTN,
(SOFR RATE + 1.370%),
1.92%, 10/24/31(a) ......... 4,012,470
5,020,000 Bank of Montreal MTN,
2.15%, 03/08/24 ........... 4,870,673
2,695,000 Bank of New York Mellon Corp. (The)
MTN,
(SOFR RATE + 1.418%),
4.29%, 06/13/33(a) ......... 2,600,747
5,000,000 BPCE SA,
1.00%, 01/20/26(b) ......... 4,448,811
6,295,000 Citigroup, Inc.,
(3 mo. LIBOR USD + 1.390%),
3.67%, 07/24/28(a) ......... 5,952,952
3,561,000 Credit Suisse AG GMTN,
3.70%, 02/21/25 ........... 3,351,313
2,000,000 Danske Bank A/S MTN,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.550%),
0.98%, 09/10/25(a)(b) ....... 1,841,521
Principal
Amount Value
Banks (continued)
$ 3,000,000 Deutsche Bank AG,
(SOFR RATE + 3.180%),
6.72%, 01/18/29(a) ......... $ 3,151,903
4,570,000 HSBC Holdings Plc,
(SOFR RATE + 1.285%),
2.21%, 08/17/29(a) ......... 3,868,651
7,136,000 JPMorgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(a) ......... 6,171,260
3,369,000 JPMorgan Chase & Co.,
(3 mo. LIBOR USD + 1.260%),
4.20%, 07/23/29(a) ......... 3,244,448
5,000,000 JPMorgan Chase & Co.,
(SOFR RATE + 2.080%),
4.91%, 07/25/33(a) ......... 4,964,330
5,000,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1.54%, 07/20/27(a) ......... 4,419,579
5,000,000 Mizuho Financial Group, Inc.,
(3 mo. LIBOR USD + 1.000%),
3.92%, 09/11/24(a) ......... 4,951,481
2,875,000 Morgan Stanley,
(SOFR RATE + 0.879%),
1.59%, 05/04/27(a) ......... 2,580,130
2,555,000 Morgan Stanley GMTN,
(SOFR RATE + 0.858%),
1.51%, 07/20/27(a) ......... 2,276,666
5,423,000 Sumitomo Mitsui Financial Group,
Inc.,
2.63%, 07/14/26 ........... 5,034,843
6,000,000 Truist Financial Corp. MTN,
(SOFR RATE + 1.435%),
4.87%, 01/26/29(a) ......... 6,025,233
82,578,092
Communication Services — 1.9%
9,735,000 Amazon.com, Inc.,
3.60%, 04/13/32 ........... 9,232,312
5,720,000 Comcast Corp.,
4.15%, 10/15/28 ........... 5,659,587
3,093,000 Discovery Communications LLC,
3.80%, 03/13/24 ........... 3,039,432
3,176,000 Omnicom Group, Inc.,
2.45%, 04/30/30 ........... 2,729,896
6,000,000 Warnermedia Holdings, Inc.,
3.76%, 03/15/27(b) ......... 5,614,550
26,275,777

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Consumer Discretionary — 3.6%
$ 2,500,000 Brown University, Series A,
1.91%, 09/01/30 ........... $ 2,101,373
6,000,000 Church & Dwight Co., Inc.,
5.60%, 11/15/32 ........... 6,434,842
2,630,000 DR Horton, Inc.,
1.40%, 10/15/27 ........... 2,243,084
5,465,000 Equifax, Inc.,
2.60%, 12/01/24 ........... 5,238,998
2,994,000 General Motors Financial Co., Inc.,
6.00%, 01/09/28 ........... 3,073,521
5,000,000 Lowe's Cos., Inc.,
3.10%, 05/03/27 ........... 4,740,202
4,206,000 McDonald's Corp. GMTN,
3.50%, 07/01/27 ........... 4,061,027
5,500,000 Ross Stores, Inc.,
0.88%, 04/15/26 ........... 4,885,570
3,535,000 Southwest Airlines Co.,
5.25%, 05/04/25 ........... 3,556,896
5,135,000 Target Corp.,
4.50%, 09/15/32 ........... 5,158,542
4,995,000 Toyota Motor Credit Corp. GMTN,
1.45%, 01/13/25 ........... 4,701,992
4,985,000 Verisk Analytics, Inc.,
4.00%, 06/15/25 ........... 4,879,567
51,075,614
Consumer Staples — 0.3%
4,500,000 Nestle Holdings, Inc.,
4.13%, 10/01/27(b) ......... 4,487,370
Diversified Financials — 3.3%
5,000,000 Air Lease Corp.,
5.85%, 12/15/27 ........... 5,095,345
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 4,341,507
3,000,000 Aon Corp./Aon Global Holdings Plc,
2.85%, 05/28/27 ........... 2,807,280
5,000,000 Athene Global Funding,
1.73%, 10/02/26(b) ......... 4,361,323
5,000,000 Capital One Financial Corp.,
(SOFR RATE + 0.690%),
1.34%, 12/06/24(a) ......... 4,829,413
2,490,000 Charles Schwab Corp. (The),
2.45%, 03/03/27 ........... 2,313,294
2,570,000 Charles Schwab Corp. (The),
2.00%, 03/20/28 ........... 2,303,642
5,000,000 Diageo Capital Plc,
5.20%, 10/24/25 ........... 5,105,823
1,800,000 Mastercard, Inc.,
3.50%, 02/26/28 ........... 1,748,243
Principal
Amount Value
Diversified Financials (continued)
$ 5,105,000 Moody's Corp.,
4.25%, 08/08/32 ........... $ 4,934,908
3,500,000 Morgan Stanley Domestic Holdings,
Inc.,
4.50%, 06/20/28 ........... 3,486,686
6,070,000 Public Storage REIT,
1.85%, 05/01/28 ........... 5,339,179
46,666,643
Energy — 1.9%
6,235,000 BP Capital Markets America, Inc.,
3.94%, 09/21/28 ........... 6,106,348
6,253,000 Chevron USA, Inc.,
0.69%, 08/12/25 ........... 5,696,915
5,567,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 5,525,647
5,370,000 Sabine Pass Liquefaction LLC,
5.88%, 06/30/26 ........... 5,486,376
3,555,000 Valero Energy Corp.,
1.20%, 03/15/24 ........... 3,407,088
26,222,374
Health Care — 2.6%
4,000,000 AbbVie, Inc.,
2.60%, 11/21/24 ........... 3,851,918
3,235,000 Cigna Corp.,
1.25%, 03/15/26 ........... 2,911,416
5,000,000 GSK Consumer Healthcare Capital
US LLC,
3.38%, 03/24/27 ........... 4,725,325
5,000,000 HCA, Inc.,
5.00%, 03/15/24 ........... 4,987,045
5,000,000 Kaiser Foundation Hospitals,
3.15%, 05/01/27 ........... 4,777,997
6,320,000 Merck & Co., Inc.,
1.45%, 06/24/30 ........... 5,224,709
5,000,000 Stryker Corp.,
1.15%, 06/15/25 ........... 4,609,906
2,550,000 Thermo Fisher Scientific, Inc.,
1.22%, 10/18/24 ........... 2,407,432
3,430,000 Zoetis, Inc.,
5.40%, 11/14/25 ........... 3,503,821
36,999,569
Industrials — 1.4%
843,000 Caterpillar Financial Services Corp.
MTN,
4.90%, 01/17/25 ........... 851,307
1,404,000 Caterpillar Financial Services Corp.
MTN,
3.40%, 05/13/25 ........... 1,371,396

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Industrials (continued)
$ 4,175,000 General Dynamics Corp.,
3.63%, 04/01/30 ........... $ 4,020,057
5,000,000 John Deere Capital Corp. MTN,
3.40%, 06/06/25 ........... 4,878,637
3,500,000 Magna International, Inc.,
3.63%, 06/15/24 ........... 3,437,198
5,000,000 Waste Connections, Inc.,
4.20%, 01/15/33 ........... 4,844,010
19,402,605
Information Technology — 1.0%
3,000,000 Broadcom, Inc.,
3.15%, 11/15/25 ........... 2,866,492
4,871,000 Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 ........... 4,863,424
7,545,000 PayPal Holdings, Inc.,
2.85%, 10/01/29 ........... 6,775,207
14,505,123
Materials — 1.6%
5,200,000 Air Products and Chemicals, Inc.,
1.50%, 10/15/25 ........... 4,819,881
4,730,000 DuPont de Nemours, Inc.,
4.49%, 11/15/25 ........... 4,721,591
5,000,000 Georgia-Pacific LLC,
1.75%, 09/30/25(b) ......... 4,624,139
5,250,000 Nucor Corp.,
2.00%, 06/01/25 ........... 4,932,184
3,996,000 Sherwin-Williams Co. (The),
3.45%, 08/01/25 ........... 3,863,071
22,960,866
Telecommunication Services — 0.4%
6,000,000 T-Mobile USA, Inc.,
3.88%, 04/15/30 ........... 5,603,623
Utilities — 2.0%
1,690,000 Duke Energy Corp.,
2.65%, 09/01/26 ........... 1,578,022
5,000,000 Eversource Energy, Series N,
3.80%, 12/01/23 ........... 4,949,238
5,000,000 National Rural Utilities Cooperative
Finance Corp.,
5.45%, 10/30/25 ........... 5,095,761
5,000,000 Public Service Co. of Colorado, Series
35,
1.90%, 01/15/31 ........... 4,144,191
3,898,464 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... 3,293,784
5,000,000 Southern Co. Gas Capital Corp.,
2.45%, 10/01/23 ........... 4,913,787
Principal
Amount Value
Utilities (continued)
$ 5,000,000 Xcel Energy, Inc.,
3.30%, 06/01/25 ........... $ 4,830,472
28,805,255
Total Corporate Bonds
(Cost $389,325,148)
365,582,911
ASSET-BACKED SECURITIES — 8.1%
CAYMAN ISLANDS — 4.0%
Collateralized Loan Obligations — 4.0%
3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.500%),
6.29%, 04/15/34(a)(b) ....... 3,395,606
5,000,000 Aimco CLO 14 Ltd., Series 2021-14A,
Class A,
(3 mo. LIBOR USD + 0.990%),
5.80%, 04/20/34(a)(b) ....... 4,907,605
4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR,
(3 mo. LIBOR USD + 1.700%),
6.49%, 10/15/34(a)(b) ....... 4,396,209
4,500,000 CIFC Funding Ltd., Series 2019-5A,
Class A2RS,
(3 mo. LIBOR USD + 1.750%),
6.54%, 01/15/35(a)(b) ....... 4,397,504
1,500,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. LIBOR USD + 1.450%),
6.06%, 05/15/30(a)(b) ....... 1,475,501
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR,
(3 mo. LIBOR USD + 1.550%),
6.19%, 11/16/34(a)(b) ....... 1,931,743
3,500,000 Golub Capital Partners CLO Ltd.,
Series 2020-50A, Class BR,
(3 mo. Term SOFR + 1.950%),
6.59%, 04/20/35(a)(b) ....... 3,413,228
4,700,000 Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A2,
(3 mo. LIBOR USD + 1.750%),
6.54%, 04/15/34(a)(b) ....... 4,611,648
5,000,000 Gulf Stream Meridian 7 Ltd., Series
2022-7A, Class A2,
(3 mo. Term SOFR + 2.000%),
6.63%, 07/15/35(a)(b) ....... 4,892,399
1,500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
6.21%, 03/20/30(a)(b) ....... 1,453,949

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 1,750,000 OCP CLO Ltd., Series 2019-17A,
Class BR,
(3 mo. LIBOR USD + 1.600%),
6.41%, 07/20/32(a)(b) ....... $ 1,699,188
4,500,000 Octagon 55 Ltd., Series 2021-1A,
Class B,
(3 mo. LIBOR USD + 1.650%),
6.46%, 07/20/34(a)(b) ....... 4,353,731
4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. Term SOFR + 1.800%),
6.44%, 04/20/35(a)(b) ....... 4,347,235
4,000,000 Palmer Square Loan Funding Ltd.,
Series 2021-3A, Class A2,
(3 mo. LIBOR USD + 1.400%),
6.21%, 07/20/29(a)(b) ....... 3,885,910
5,000,000 Rad CLO 1 Ltd., Series 2018-1A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
6.19%, 07/15/31(a)(b) ....... 4,874,933
3,000,000 Regatta XXI Funding Ltd., Series
2021-3A, Class B,
(3 mo. LIBOR USD + 1.700%),
6.51%, 10/20/34(a)(b) ....... 2,932,539
56,968,928
UNITED STATES — 4.1%
Collateralized Loan Obligations — 0.4%
5,750,000 GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.600%),
6.41%, 07/20/34(a)(b) ....... 5,606,010
Other Asset-Backed Securities — 3.7%
3,000,000 Avis Budget Rental Car Funding
AESOP LLC, Series 2022-5A,
Class A,
6.12%, 04/20/27(b) ......... 3,087,233
2,100,000 BMW Vehicle Lease Trust, Series
2021-1, Class A4,
0.37%, 07/25/24 ........... 2,057,635
2,750,000 Capital One Prime Auto Receivables
Trust, Series 2021-1, Class A3,
0.77%, 09/15/26 ........... 2,601,699
1,500,000 Carmax Auto Owner Trust, Series
2021-1, Class B,
0.74%, 10/15/26 ........... 1,359,187
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,000,000 Carmax Auto Owner Trust, Series
2022-4, Class A3,
5.34%, 08/16/27 ........... $ 5,066,604
318,206 CarMax Auto Owner Trust, Series
2021-2, Class A3,
0.52%, 02/17/26 ........... 306,912
1,000,000 CarMax Auto Owner Trust, Series
2022-2, Class A3,
3.49%, 02/16/27 ........... 978,253
1,500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1.16%, 10/16/28 ........... 1,350,541
2,000,000 Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.96%, 02/15/30(b) ......... 1,931,297
902,783 Enterprise Fleet Financing LLC, Series
2020-2, Class A2,
0.61%, 07/20/26(b) ......... 881,934
1,307,349 Enterprise Fleet Financing LLC, Series
2021-3, Class A2,
0.77%, 08/20/27(b) ......... 1,252,891
4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%, 04/15/33(b) ......... 3,631,156
1,000,000 HPEFS Equipment Trust, Series 2021-
2A, Class B,
0.61%, 09/20/28(b) ......... 965,429
1,250,000 Hyundai Auto Lease Securitization
Trust, Series 2020-B, Class B,
0.81%, 10/15/24(b) ......... 1,241,577
1,595,409 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0.94%, 07/15/69(b) ......... 1,392,095
2,545,855 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1.06%, 10/15/69(b) ......... 2,229,901
5,000,000 PFS Financing Corp., Series 2020-A,
Class A,
1.27%, 06/15/25(b) ......... 4,917,246
2,000,000 PFS Financing Corp., Series 2021-A,
Class A,
0.71%, 04/15/26(b) ......... 1,894,108
716,564 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3.34%, 08/25/47(b) ......... 695,097
651,422 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1.03%, 08/17/43(b) ......... 553,154

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,800,000 Synchrony Card Funding LLC, Series
2022-A1, Class A,
3.37%, 04/15/28 ........... $ 1,752,650
2,000,000 Tesla Auto Lease Trust, Series 2021-B,
Class A3,
0.60%, 09/22/25(b) ......... 1,896,736
814,073 Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3,
0.44%, 10/15/24 ........... 802,047
2,457,000 Verizon Master Trust, Series 2022-7,
Class A1A, STEP,
5.23%, 11/22/27 ........... 2,475,543
2,616,274 Verizon Owner Trust, Series 2020-B,
Class A,
0.47%, 02/20/25 ........... 2,576,342
2,500,000 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%, 04/21/25 ........... 2,399,899
2,044,737 World Omni Auto Receivables Trust,
Series 2020-C, Class A3,
0.48%, 11/17/25 ........... 1,987,647
52,284,813
57,890,823
Total Asset-Backed Securities
(Cost $118,579,743)
114,859,751
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
505,895 JP Morgan Tax-Exempt Pass-Through
Trust, Series 2012-AMT1,
Class A,
3.00%, 01/27/38(b) ......... 465,008
Total Non-Agency Mortgage-Backed Securities
(Cost $512,465)
465,008
U.S. GOVERNMENT SECURITIES — 63.9%
U.S. Treasury Bonds — 4.5%
16,000,000 3.38%, 08/15/42 ............... 15,067,500
38,377,000 2.88%, 05/15/52 ............... 32,812,335
15,000,000 4.00%, 11/15/52 ............... 15,916,406
63,796,241
U.S. Treasury Inflation Indexed Bonds — 2.9%
42,067,082 0.63%, 01/15/24(c) ............. 41,240,530
U.S. Treasury Notes — 56.5%
1,290,000 2.25%, 01/31/24 ............... 1,258,657
23,369,000 2.38%, 08/15/24 ............... 22,635,980
24,486,000 2.00%, 02/15/25 ............... 23,435,780
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 59,764,000 2.00%, 08/15/25 ............... $ 56,850,505
4,709,000 4.25%, 10/15/25 ............... 4,739,903
22,783,000 2.25%, 11/15/25 ............... 21,769,334
59,079,000 1.63%, 02/15/26 ............... 55,236,557
9,395,000 0.75%, 03/31/26 ............... 8,535,871
22,412,000 2.00%, 11/15/26 ............... 21,003,371
30,000,000 1.50%, 01/31/27 ............... 27,510,938
35,253,000 0.50%, 04/30/27 ............... 30,846,375
26,258,000 2.38%, 05/15/27 ............... 24,866,121
42,746,000 2.75%, 07/31/27 ............... 41,081,244
79,735,000 4.13%, 10/31/27 ............... 81,254,948
49,056,000 3.88%, 12/31/27 ............... 49,531,230
69,879,000 1.00%, 07/31/28 ............... 60,745,597
3,249,000 2.63%, 02/15/29 ............... 3,071,066
52,468,000 2.38%, 03/31/29 ............... 48,844,429
30,961,000 2.88%, 04/30/29 ............... 29,662,089
6,000,000 3.88%, 11/30/29 ............... 6,096,563
10,431,000 3.88%, 12/31/29 ............... 10,608,653
30,999,000 1.50%, 02/15/30 ............... 27,149,554
150,710,000 1.38%, 11/15/31 ............... 126,720,029
16,000,000 4.13%, 11/15/32 ............... 16,785,000
800,239,794
Total U.S. Government Securities
(Cost $941,693,908)
905,276,565
Shares
INVESTMENT COMPANY — 1.1%
15,729,064 Federated Hermes Government
Obligations Fund, 4.19%(d) .. 15,729,064
Total Investment Company
(Cost $15,729,064)
15,729,064
TOTAL INVESTMENTS — 99.6%
(Cost $1,477,090,328)
$ 1,411,896,308
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.4%
5,146,165
NET ASSETS — 100.0%
$ 1,417,042,473
(a) Floating rate security. Rate shown is the rate in effect as of January
31, 2023.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Inflation protected security.
(d) The rate shown represents the current yield as of January 31, 2023.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
The following abbreviations are used in the report:
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 8.1%
Corporate Bonds ............................. 25.8
Municipal Bonds ............................. 0.7
Non-Agency Mortgage-Backed Securities ............ 0.0 *
U.S. Government Securities ..................... 63.9
Other
**
..................................... 1.5
100.0%
*
Represents less than 0.01% of net assets.
**
Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.